Capital and Reserves - Schedule of Restricted Share Units Outstanding (Details) - $ / shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Capital commitments [abstract]
Number of RSUs, Beginning Balance		639,031
Number of RSUs, Granted	[1],[2]	542,371	639,031
Number of RSUs, Cash-settled	[3]	(639,031)
Number of RSUs, Withheld	[2]	(13,782)
Number of RSUs, Shares issued	[2]	(22,094)
Number of RSUs, Ending Balance		506,495	639,031
Weighted average fair value, Beginning Balance		$ 0.69
Weighted average fair value, Granted	[1],[2]	2.24	0.69
Weighted average fair value, Cash-settled	[3]	0.69
Weighted average fair value, Withheld	[2]	2.23
Weighted average fair value, Shares issued	[2]	2.23
Weighted average fair value, Ending Balance		$ 2.24	$ 0.69

[1]	On July 27, 2017, the Group’s Compensation Committee approved a 2016 executive short term incentive bonus/compensation of $951 to the Group’s Board Chair, CEO and CFO payable through a combination of cash and RSUs. Of the total compensation, $190 was paid in cash with the balance paid by the grant of 434,742 RSUs. The RSUs have a one year term and vest on July 28, 2018. The Group has determined that this grant should be accounted for as cash-settled given the cash settlement of the previous grant to the same individuals (see 1 above). Accordingly, during the year ended December 31, 2017, the Group recognized $419 as share-based compensation with a corresponding increase in a RSU liability for this grant based on the TSX closing price of the Company’s common shares as of the reporting date. At the end of each reporting period, until the RSU liability is settled, the RSU liability’s fair value is remeasured based on the TSX closing price for common shares multiplied by the number of RSUs that will vest and be converted into common shares, and amortized over the vesting period of the RSUs, with any change in fair value charged to share-based compensation.
[2]	On September 15, 2017, the Group granted 107,629 RSUs to the CEO of the Pebble Limited Partnership ("PLP CEO") with the following vesting terms: 1/3 vested on grant date; 1/3 vest 1 year from grant date; and 1/3 vest 2 years from grant date. The RSU terms also stipulate that settlement is to be paid out in common shares and the RSUs have a net settlement feature for withholding tax obligations. The Group has treated these RSUs in their entirety as equity-settled as a result of early adopting the amendments to IFRS 2 (note 2(p)). The fair value of the RSUs granted was $240 based on the TSX closing price for the Company’s shares at date of grant. With the first tranche of 35,876 RSUs that vested on date of grant, 13,782 RSUs were withheld to settle and pay the PLP CEO’s tax obligations of $30 and the balance of 22,094 RSUs were issued to the PLP CEO as common shares. The Group has recognized $115 as share-based compensation with a corresponding increase in the SBC Reserve during the year ended December 31, 2017.
[3]	On July 11, 2017, 639,031 RSUs granted to the Group’s Board Chair, Chief Executive Officer ("CEO") and Chief Financial Officer ("CFO") vested. The Group settled the equity obligation by making a cash payment of $1,098 based on the 5 day average of TSX closing prices for the Company’s common shares up to July 11, 2017 of $1.72 per RSU pursuant to the terms of the RSU Plan. This payment has been recognized as a decrease in the equity-settled share-based compensation reserve in equity ("SBC Reserve"). In the year ended December 31, 2017, the Group recognized $232 (2016 – $209) as share-based compensation with a corresponding increase in the SBC Reserve.